Taxes - Gain (loss) before provision for income taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes
Gain (loss) before provision for income taxes, Domestic	$ (8,704,999)	$ (2,788,535)
LOSS BEFORE INCOME TAXES	(8,639,336)	(2,819,073)
United States
Taxes
Gain (loss) before provision for income taxes, Foreign	$ 65,663	$ (30,538)